Investment Securities - Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Realized gains	$ 2,387	$ 3,754	$ 3,429
Realized losses	(110)	(15)	(7)
Net realized gains	$ 2,277	$ 3,739	$ 3,422